FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Summary of activity within Level 3 of the fair value hierarchy, our liabilities carried at fair value

(in thousands)	Warrant Liability
Balance at January 1,2023	$—
Fair value of warrant issued in Private Placement Offering	1,837
Total change in the liability included in earnings	(465)
Balance at December 31, 2023	$1,372

Summary of fair value of the preferred and common warrants determined by using option pricing models assumptions

	December 31,	June 22,	June 14,
	2023	2023	2023
Expected term (years)	4.46	5.00	5.00
Risk-free interest rate	3.81%	3.95%	3.98%
Expected volatility	50.0%	50.0%	50.0%
Expected dividend yield	0.0%	0.0%	0.0%

Summary of financial assets and liabilities that have been measured at fair value and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value

	Quoted Prices	Significant Other	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Description
Liabilities:
Warrant liability	$—	$—	$1,372	$1,372
Total liabilities	$—	$—	$1,372	$1,372